Interest and UF Indexation Revenue and Expenses (Details) - Schedule of gain loss from accounting hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of gain loss from accounting hedge [Line Items]
Gain from fair value accounting hedges, Income	$ 608	$ 6,075	$ 2,951
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income	(740)	(5,513)	(9,392)
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	72,354	192,590	55,544
Gain from cash flow accounting hedges, Expense	112,322	234,986	96,015
Loss from cash flow accounting hedges, Income	(319,402)	(298,650)	(109,885)
Loss from cash flow accounting hedges, Expense	(75,275)	(205,033)	(63,975)
Net gain on hedge items, Income	(608)	(5,429)	(2,051)
Net gain on hedge items, Expense
Total, Income	(247,788)	(110,927)	(62,833)
Total, Expense	37,047	29,953	32,040
Interest [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of gain loss from accounting hedge [Line Items]
Gain from fair value accounting hedges, Income	608	6,075	2,951
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income	(740)	(5,513)	(9,392)
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	72,354	192,590	55,544
Gain from cash flow accounting hedges, Expense	112,322	234,986	96,015
Loss from cash flow accounting hedges, Income	(98,345)	(215,898)	(76,073)
Loss from cash flow accounting hedges, Expense	(75,275)	(205,033)	(63,975)
Net gain on hedge items, Income	(608)	(5,429)	(2,051)
Net gain on hedge items, Expense
Total, Income	(26,731)	(28,175)	(29,021)
Total, Expense	37,047	29,953	32,040
UF indexation [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of gain loss from accounting hedge [Line Items]
Gain from fair value accounting hedges, Income
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income
Gain from cash flow accounting hedges, Expense
Loss from cash flow accounting hedges, Income	(221,057)	(82,752)	(33,812)
Loss from cash flow accounting hedges, Expense
Net gain on hedge items, Income
Net gain on hedge items, Expense
Total, Income	(221,057)	(82,752)	(33,812)
Total, Expense